      PROVIDENT
-------------------------------------------------------------------------------
    INSTITUTIONAL     400 Bellevue Parkway, Wilmington, DE 19809  Phone:
        FUNDS                  302-792-2555  Fax: 302-792-5876







G. Willing Pepper
Chairman                  TRUST FOR FEDERAL SECURITIES

                                                               December 11, 1995

Dear Shareholder:

     Enclosed is the Annual Report to Shareholders of Trust for Federal Securities for the year ended October 31, 1995.

     I urge you to read the Investment Adviser's Report which contains interesting comments on the economy.

     Provident Institutional Funds remains committed to providing its shareholders with quality service, liquidity, competitive returns and stability of principal.

     If you have any questions about Trust for Federal Securities, please contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432. They will also be able to provide information about other portfolios offered by Provident Institutional Funds.

     Your continued confidence in Provident Institutional Funds is greatly appreciated.

                                         Sincerely,

                                         /s/ G. WILLING PEPPER
                                         ---------------------
                                         G. Willing Pepper

                          TRUST FOR FEDERAL SECURITIES

                       ANNUAL INVESTMENT ADVISER'S REPORT

     Economic activity rebounded in the third quarter from the very sluggish pace of the second quarter. The preliminary report on Gross Domestic Product
(GDP) growth showed a jump to 4.2% from 1.3% in the prior quarter. Much of the rebound can be traced to the interest rate sensitive sectors of the economy. The nearly 200 basis point decline in bond yields from November 1994 to the present has provided considerable stimulus to the housing and automobile markets. Sales of computers were also very strong in the third quarter. New home sales rose by 37% from February to July and existing home sales climbed to their highest level since May 1994. After a soft second quarter, automobile dealers are reporting higher sales and manufacturers have begun hiking production schedules. Further contributing to growth during the fourth quarter will be the absence of inventory overhang. The inventory correction has largely passed and manufacturers are finding themselves with few goods on the shelf. Capacity utilization rates have risen to 84.3%, and both factory orders and durable goods advanced as the fourth quarter began.

     Not all the economic news is robust, however. Several factors should constrain growth to its longer term potential of 2.5%. Most notable is the sharp increase in consumer debt which could inhibit growth in household spending. Concurrent with the increase in debt has been a modest pace of job growth. Both these factors should combine to erode consumer confidence.

     The most encouraging reports continue to be the ongoing moderation in inflation. On a year-over-year basis through October, the Producer Price Index and the Consumer Price Index increased by only 2.0-2.5%. Sluggish growth and competition have hampered the pricing power of many companies, and as monthly employment growth is averaging less than 150,000 jobs, wage pressures should also remain constrained.

     Finally, moderate growth and subdued inflation should permit the Federal Reserve ("Fed") to keep short-term interest rates where they are. However, the Fed seems to be predisposed toward easing. Indeed, it would be most unusual for the Fed to only ease once, as they did on July 6. Recent indications of economic weakness may be enough to tip the scale at the next Federal Open Market Committee meeting on December 19. Market sentiment is clearly shifting toward another cut in the federal funds rate. One year bills, for example, are trading almost 50 basis points below overnight levels, a strong indicator of a 25-50 basis point easing in monetary policy.

     The Trust's seven investment portfolios had combined assets of $5.1 billion on October 31. The portfolios' investments were predominantly in short maturities as the interest rate environment offered little incentive to extend. The average weighted maturities of the Money Market Portfolios were maintained in a moderate range of 35-45 days for most of the past quarter. As the Trust's fiscal year came to a close, the most significant market factors were the extension of the debt ceiling and the debate over a balanced federal budget. Market sentiment was quite optimistic about both issues, pushing long-term interest rates to two-year lows. With the likelihood of lower short-term rates, the portfolios will look to prudently extend maturities during the final two months of the year.

                                    PNC INSTITUTIONAL MANAGEMENT CORPORATION

                          TRUST FOR FEDERAL SECURITIES

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHORT GOVERNMENT SHARES
                    AND THE LEHMAN 1-3 YEAR GOVERNMENT INDEX
                        (FOR EACH YEAR ENDED OCTOBER 31)

                                                LEHMAN 1-3
                                      SHORT        YEAR
      MEASUREMENT PERIOD           GOVERNMENT   GOVERNMENT
    (FISCAL YEAR COVERED)            SHARES        INDEX
4/7/95                               10000           10000
1987                                 10201           10365
                                     10588           10762
1988                                 10975           11159
                                     11466           11687
1989                                 11958           12216
                                     12479           12756
1990                                 13000           13296
                                     13683           14042
1991                                 14367           14789
                                     14956           15389
1992                                 15545           15990
                                     16042           16451
1993                                 16539           16912
                                     16547           17010
1994                                 16555           17108
                                     17192           17798
1995                                 17828           18488

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHORT GOVERNMENT DOLLAR
                                     SHARES
                    AND THE LEHMAN 1-3 YEAR GOVERNMENT INDEX
                        (FOR EACH YEAR ENDED OCTOBER 31)

                                                  LEHMAN 1-3
                                     SHORT           YEAR
      MEASUREMENT PERIOD           GOVERMENT      GOVERNMENT
    (FISCAL YEAR COVERED)        DOLLAR SHARES       INDEX
1/4/88                                   10000           10000
1988                                     10695           10638
                                         11159           11141
1989                                     11623           11645
                                         12060           12159
1990                                     12498           12674
                                         13138           13386
1991                                     13778           14098
                                         14326           14670
1992                                     14874           15243
                                         15335           15683
1993                                     15797           16123
                                         15780           16196
1994                                     15764           16270
                                         16576           16951
1995                                     17388           17632

                               FEDFUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1995
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. AGENCY & INSTRUMENTALITY
  OBLIGATIONS--59.9%
  Federal Farm Credit Bank Bonds
    6.33%............. 11/01/95   $    990   $      990,000
    6.38.............. 05/01/96     10,000       10,028,685
    5.75.............. 08/01/96      5,000        4,993,728
                                             --------------
                                                 16,012,413
                                             --------------
  Federal Farm Credit Bank
    Discount Notes
    5.55.............. 11/03/95      5,000        4,998,458
    5.55.............. 11/20/95     12,000       11,964,850
    5.52.............. 12/18/95     10,000        9,927,933
    5.58.............. 12/18/95     15,000       14,890,725
    5.55.............. 02/15/96      9,000        8,852,925
                                             --------------
                                                 50,634,891
                                             --------------
  Federal Farm Credit Bank
    Variable Rate Notes+
    5.65.............. 11/01/95     40,000       39,956,877
    5.71.............. 11/01/95     50,000       49,971,195
                                             --------------
                                                 89,928,072
                                             --------------
  Federal Home Loan Bank Bonds
    6.41.............. 11/22/95      3,900        3,901,395
    9.50.............. 12/26/95     10,000       10,042,061
    7.305............. 01/19/96     10,000       10,031,286
    7.145............. 01/26/96     15,000       14,999,431
    6.787............. 02/15/96      4,855        4,863,808
    6.85.............. 02/28/96     17,400       17,439,348
    8.10.............. 03/25/96      2,000        2,017,599
    9.80.............. 03/25/96      5,400        5,482,366
    6.01.............. 05/23/96     10,715       10,726,643
    6.17.............. 06/05/96     10,000        9,993,201
                                             --------------
                                                 89,497,138
                                             --------------
  Federal Home Loan Bank Discount
    Notes
    5.48.............. 04/12/96      2,000        1,950,376
                                             --------------
  Federal Home Loan Bank Variable
    Rate Notes+
    5.53.............. 11/01/95     17,000       17,000,000
    5.725............. 11/01/95     25,000       24,987,738
                                             --------------
                                                 41,987,738
                                             --------------
  Federal Home Loan Mortgage
    Corporation Bonds
    7.24.............. 02/05/96      3,150        3,160,056
    6.84.............. 02/28/96     14,115       14,147,200
    6.005............. 05/13/96     20,000       20,010,002
                                             --------------
                                                 37,317,258
                                             --------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Federal Home Loan Mortgage
    Corporation Discount Notes
    5.55%............. 11/30/95   $ 13,150   $   13,091,209
    5.60.............. 01/05/96     13,500       13,363,500
    5.60.............. 02/09/96      5,000        4,922,222
    5.60.............. 05/10/96      5,000        4,851,444
                                             --------------
                                                 36,228,375
                                             --------------
  Federal National Mortgage
    Association Bonds
    6.48.............. 03/27/96     22,000       22,065,725
    5.97.............. 05/16/96      5,000        5,005,477
    8.00.............. 07/10/96      5,000        5,072,242
    6.00.............. 08/15/96      3,000        3,000,643
    5.8125............ 09/27/96     25,000       24,993,217
                                             --------------
                                                 60,137,304
                                             --------------
  Federal National Mortgage
    Association Discount Notes
    5.56.............. 11/13/95      8,800        8,783,691
    5.81.............. 11/13/95     20,000       19,961,267
    5.85.............. 12/11/95      5,000        4,967,500
    5.52.............. 12/13/95     16,220       16,115,543
    5.60.............. 02/12/96     10,700       10,528,562
    5.50.............. 02/20/96     10,000        9,830,417
    5.62.............. 04/12/96     20,000       19,491,078
                                             --------------
                                                 89,678,058
                                             --------------
  Federal National Mortgage
    Association Medium Term Notes
    6.37.............. 11/14/95      5,750        5,751,089
    6.67.............. 03/15/96      9,900        9,933,056
                                             --------------
                                                 15,684,145
                                             --------------
  Federal National Mortgage
    Association Variable Rate
    Notes+
    5.66.............. 11/01/95     15,000       14,995,393
    5.68.............. 11/01/95     40,000       39,985,691
    5.71.............. 11/01/95     20,000       19,990,438
    5.78.............. 11/01/95     40,000       39,967,483
    5.55.............. 11/07/95     40,000       40,000,000
                                             --------------
                                                154,939,005
                                             --------------
  Private Export Funding
    Corporation Bonds
    9.00.............. 01/31/96     17,375       17,504,150
                                             --------------
  Student Loan Marketing
    Association Bonds
    6.831............. 02/21/96      2,190        2,196,861
    5.90.............. 10/04/96      8,000        8,000,000
                                             --------------
                                                 10,196,861
                                             --------------

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. AGENCY & INSTRUMENTALITY
  OBLIGATIONS (CONTINUED)
  Student Loan Marketing
    Association Variable Rate
    Notes+
    5.60%............. 11/07/95   $  4,000   $    4,001,402
    5.62.............. 11/07/95     47,850       47,841,348
    5.64.............. 11/07/95     38,545       38,471,957
    5.65.............. 11/07/95     35,000       35,000,000
    5.66.............. 11/07/95     10,000       10,005,795
    5.78.............. 11/07/95     11,600       11,604,041
    5.80.............. 11/07/95      4,475        4,473,759
    5.825............. 11/07/95     71,520       71,612,994
    5.85.............. 11/07/95     18,700       18,743,611
                                             --------------
                                                241,754,907
                                             --------------
      Total....................                 953,450,691
                                             --------------
REPURCHASE AGREEMENTS--40.0%
  Donaldson, Lufkin & Jenrette
    Securities Corp.
    5.95.............. 11/01/95     50,000       50,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $50,008,264,
      collateralized by
      $8,985,809 Federal Home
      Loan Mortgage Corporation
      Adjustable Rate Notes
      6.394% to 7.95% due from
      09/01/23 to 06/01/35;
      $8,772,210 Federal Home
      Loan Mortgage Corporation
      Bonds 6.50% to 8.50% due
      from 06/01/99 to
      07/01/23; $4,803,744
      Federal National Mortgage
      Association Adjustable
      Rate Notes 5.438% to
      7.476% due from 10/01/21
      to 01/01/35; $15,199,641
      Federal National Mortgage
      Association Bonds 6.00%
      to 7.50% due from
      02/01/01 to 10/01/25;
      $113,906,497 Federal
      National Mortgage
      Association Strips due
      from 08/01/10 to
      01/01/24. The market
      value is $51,500,005.)
                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Goldman, Sachs & Co.
    5.95%............. 11/01/95   $150,000   $  150,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $150,024,792,
      collateralized by
      $769,080,650 Federal Home
      Loan Mortgage Corporation
      Bonds 0.00% to 13.982%
      due from 06/15/97 to
      05/15/24; $27,047,192
      Federal Home Loan
      Mortgage Corporation
      Strips 7.50% to 8.00% due
      from 10/01/22 to
      02/01/24; $332,728,702
      Federal National Mortgage
      Association Notes 0.00%
      to 17.708% due from
      07/25/98 to 04/25/24;
      $601,071,284 Federal
      National Mortgage
      Association Strips 0.00%
      to 10.00% due from
      12/01/01 to 07/01/23. The
      market value is
      $154,500,000.)
  Lehman Government Securities,
    Inc.
    5.80.............. 11/01/95     75,000       75,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $75,012,083,
      collateralized by
      $74,780,000 U.S. Treasury
      Notes 5.875% to 9.25% due
      08/15/98. The market
      value is $76,482,719.)

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Merrill Lynch & Co., Inc.
    5.85%............. 11/01/95   $ 60,000   $   60,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $60,009,750,
      collateralized by
      $43,545,000 U.S. Treasury
      Notes and Bonds 8.00% to
      15.75% due from 05/15/01
      to 11/15/02. The market
      value is $61,206,786.)
    5.90.............. 11/01/95     70,000       70,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $70,011,742,
      collateralized by
      $5,060,000 Federal Farm
      Credit Bank Discount
      Notes due from 01/03/96
      to 02/01/96; $5,943,000
      Federal Home Loan Bank
      Bonds 5.13% to 9.50% due
      from 11/20/95 to
      02/25/04; $5,325,000
      Federal Home Loan Bank
      Discount Notes due
      01/02/96; $235,000
      Federal Home Loan Bank
      Medium Term Notes 6.72%
      to 6.73% due 08/02/05;
      $3,767,000 Federal Land
      Bank Bonds 7.35% to 7.95%
      due from 10/21/96 to
      01/20/97; $49,800,000
      Federal National Mortgage
      Association Bonds 5.80%
      to 9.40% due from
      08/10/98 to 09/12/05. The
      market value is
      $72,101,926.)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Morgan Stanley & Co.
    5.95%............. 11/01/95   $150,000   $  150,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $150,024,792,
      collateralized by
      $178,957,200 Federal
      National Mortgage
      Association Notes 5.75%
      to 7.00% due from
      09/25/16 to 10/25/23. The
      market value is
      $155,020,303.)
  PaineWebber Incorporated
    5.93.............. 11/01/95     80,900       80,900,000
    (Agreement dated 10/31/95
      to be repurchased at
      $80,913,326,
      collateralized by
      $144,894,000 U.S.
      Treasury Strips 0.00% to
      8.75% due from 11/15/95
      to 11/15/24. The market
      value is $82,519,123.)
                                             --------------
        Total..................                 635,900,000
                                             --------------

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,589,350,691*).......      99.9%   $1,589,350,691
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        0.1        1,001,270
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,377,353,815 FedFund and
  213,207,736 FedFund Dollar
  shares of beneficial interest
  outstanding).................     100.0%   $1,590,351,961
                                    ------   --------------
                                    ------   --------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($1,590,351,961 / 1,590,561,551)........            $1.00
                                                      -----
                                                      -----

---------------
* Cost for federal income tax purposes.
+ Variable rate obligations--the rate shown is the rate as of October 31, 1995, and the maturity date shown is the date the principal amount can be recovered upon demand or put.

--------------------------------------------------------

                                    FEDFUND
                         Maturity Schedule of Portfolio
                                October 31, 1995

      MATURITY
       PERIOD              PAR           PERCENTAGE
    -------------     --------------     ----------
       1- 30 Days     $1,234,180,000        77.6%
      31- 60 Days         56,220,000         3.5
      61- 90 Days         38,500,000         2.4
      91-120 Days         93,785,000         5.9
    Over 120 Days        168,015,000        10.6

           Average Weighted Maturity--35 Days
--------------------------------------------------------

                See accompanying notes to financial statements.

                                T-FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1995
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT SECURITIES--19.3%
  U.S. Treasury Bills
    5.29%............. 05/30/96   $ 10,000   $    9,689,947
                                             --------------
  U.S. Treasury Notes
    4.625............. 02/29/96     20,000       19,895,695
    5.125............. 03/31/96     50,000       49,748,121
    9.375............. 04/15/96     20,000       20,320,302
    5.50.............. 04/30/96     30,000       29,972,399
    7.625............. 04/30/96     20,000       20,150,502
    4.25.............. 05/15/96     10,000        9,925,919
    7.375............. 05/15/96     40,000       40,347,265
    7.25.............. 08/31/96     20,000       20,205,709
    6.50.............. 09/30/96     30,000       30,180,104
                                             --------------
                                                240,746,016
                                             --------------
      Total...............................      250,435,963
                                             --------------
REPURCHASE AGREEMENTS--81.4%
  Aubrey G. Lanston & Co., Inc.
    5.90.............. 11/01/95     60,000       60,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $60,009,833,
      collateralized by
      $39,235,000 U.S. Treasury
      Bonds 11.25% due
      02/15/15. The market
      value is $61,375,311.)
  Donaldson, Lufkin & Jenrette
    Securities Corp.
    5.71.............. 11/16/95    135,000      135,000,000
    (Agreement dated 10/17/95
      to be repurchased at
      $135,642,375,
      collateralized by
      $114,050,000 U.S.
      Treasury Notes 7.50% to
      8.875% due from 11/15/16
      to 08/15/20. The market
      value is $136,658,930.)
  First (The) Boston Corp.
    5.70.............. 11/16/95     40,000       40,000,000
    (Agreement dated 10/26/95
      to be repurchased at
      $40,133,000,
      collateralized by
      $40,320,000 U.S. Treasury
      Notes 6.50% due 09/30/96.
      The market value is
      $40,824,000.)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Goldman, Sachs & Co.
    5.88%............. 11/01/95   $240,000   $  240,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $240,039,200,
      collateralized by
      $254,250,000 U.S.
      Treasury Bonds, Notes and
      Strips 5.375% to 9.00%
      due from 08/15/97 to
      08/15/22. The market
      value is $244,800,823.)
  Lehman Government Securities,
    Inc.
    5.92.............. 11/01/95     60,000       60,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $60,009,867,
      collateralized by
      $58,420,000 U.S. Treasury
      Notes 6.00% to 7.875% due
      from 11/30/97 to
      01/15/98. The market
      value is $61,203,620.)
  Merrill Lynch & Co., Inc.
    5.85.............. 11/01/95     60,000       60,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $60,009,750,
      collateralized by
      $60,540,000 U.S. Treasury
      Notes 4.75% to 7.50% due
      from 01/31/97 to
      03/31/97. The market
      value is $61,200,345.)
  Morgan (J.P.) Securities, Inc.
    5.70.............. 11/09/95     40,000       40,000,000
    (Agreement dated 10/26/95
      to be repurchased at
      $40,088,667,
      collateralized by
      $40,547,000 U.S. Treasury
      Notes 4.375% due
      11/15/96. The market
      value is $40,800,419.)
  Morgan Stanley & Co.
    5.835............. 11/01/95    247,600      247,600,000
    (Agreement dated 10/31/95
      to be repurchased at
      $247,640,132,
      collateralized by
      $195,465,000 U.S.
      Treasury Bills, Bonds and
      Notes 6.125% to 15.75%
      due from 11/16/95 to
      08/15/25. The market
      value is $252,590,493.)

                                T-FUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Smith Barney, Inc.
    5.80%............. 11/01/95   $ 60,000   $   60,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $60,009,667,
      collateralized by
      $63,940,000 U.S. Treasury
      Bills and Notes 6.75% due
      from 04/18/96 to
      05/31/97. The market
      value is $61,304,330.)
  Swiss Bank Corp.
    5.90.............. 11/01/95     50,000       50,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $50,008,194,
      collateralized by
      $32,570,000 U.S. Treasury
      Bonds 11.25% due
      02/15/15. The market
      value is $51,056,732.)
  UBS Securities, Inc.
    5.87.............. 11/01/95     60,000       60,000,000
    (Agreement dated 10/31/95
      to be repurchased at
      $60,009,783,
      collateralized by
      $58,150,000 U.S. Treasury
      Notes 6.875% due
      07/31/99. The market
      value is $61,231,950.)
                                             --------------
        Total.............................    1,052,600,000
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,303,035,963*).......     100.7%   $1,303,035,963
LIABILITIES IN EXCESS OF OTHER
  ASSETS.......................     (0.7)%       (9,314,038)
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,211,196,665 T-Fund and
  82,499,343 T-Fund Dollar
  shares of beneficial interest
  outstanding).................     100.0%   $1,293,721,925
                                    ------   --------------
                                    ------   --------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($1,293,721,925 / 1,293,696,008)........            $1.00
                                                      -----
                                                      -----

---------------
* Cost for federal income tax purposes is $1,303,043,001.
--------------------------------------------------------

                                     T-FUND
                         Maturity Schedule of Portfolio
                                October 31, 1995

       MATURITY
        PERIOD             PAR           PERCENTAGE
    -------------     --------------     ----------
        1- 30 Days    $1,052,600,000        80.8%
      121-150 Days        20,000,000         1.5
     Over 150 Days       230,000,000        17.7

             Average Weighted Maturity--42 Days
--------------------------------------------------------

                See accompanying notes to financial statements.

                               FEDCASH PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1995
--------------------------------------------------------------------------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
U.S. AGENCY & INSTRUMENTALITY
  OBLIGATIONS--70.5%
  Federal Farm Credit Bank Discount
    Notes
    5.55%................ 11/03/95   $ 5,000   $  4,998,458
    5.59................. 02/12/96     8,000      7,872,051
    5.55................. 02/15/96     2,000      1,967,317
                                               ------------
                                                 14,837,826
                                               ------------
  Federal Farm Credit Bank Notes
    5.75................. 08/01/96     5,000      4,993,728
                                               ------------
  Federal Farm Credit Bank Variable
    Rate Notes+
    5.71................. 11/01/95    35,000     34,978,776
                                               ------------
  Federal Home Loan Bank Discount
    Notes
    6.00................. 12/22/95     5,000      4,957,500
                                               ------------
  Federal Home Loan Bank Notes
    9.75................. 02/09/96     1,140      1,151,576
                                               ------------
  Federal Home Loan Bank Variable
    Rate Notes+
    5.655................ 11/02/95     5,000      4,998,470
                                               ------------
  Federal Home Loan Mortgage
    Corporation Discount Notes
    5.60................. 02/09/96     5,000      4,922,222
    5.60................. 05/10/96     5,000      4,851,444
    5.43................. 06/12/96     2,955      2,855,160
                                               ------------
                                                 12,628,826
                                               ------------
  Federal Home Loan Mortgage
    Corporation Notes
    6.005................ 05/13/96     5,000      5,009,104
                                               ------------
  Federal National Mortgage
    Association Discount Notes
    5.85................. 12/11/95     5,000      4,967,500
    5.58................. 01/09/96     5,000      4,946,525
    5.58................. 01/25/96    10,000      9,868,250
                                               ------------
                                                 19,782,275
                                               ------------
  Federal National Mortgage
    Association Notes
    6.37................. 11/14/95     2,375      2,375,422
    6.72................. 02/28/96     3,210      3,213,781
    6.48................. 03/27/96     5,000      5,012,625
    8.00................. 07/10/96     5,000      5,072,242
    5.8125............... 09/27/96    10,000      9,997,287
                                               ------------
                                                 25,671,357
                                               ------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
  Federal National Mortgage
    Association Variable Rate Notes+
    5.78%................ 11/01/95   $10,000   $  9,991,871
    5.83................. 11/01/95    10,000     10,000,000
    5.55................. 11/07/95    18,000     18,000,000
                                               ------------
                                                 37,991,871
                                               ------------
  Student Loan Marketing Association
    Notes
    4.53................. 11/09/95    10,225     10,221,712
                                               ------------
  Student Loan Marketing Association
    Variable Rate Notes+
    5.62................. 11/07/95    25,000     25,006,536
    5.64................. 11/07/95    10,000     10,000,000
    5.66................. 11/07/95    10,000     10,000,000
    5.67................. 11/07/95     7,545      7,547,045
    5.80................. 11/07/95    10,000     10,037,435
    5.825................ 11/07/95     8,000      8,013,978
    5.85................. 11/07/95     5,000      5,005,742
                                               ------------
                                                 75,610,736
                                               ------------
      Total.................................    252,833,757
                                               ------------
REPURCHASE AGREEMENTS--29.4%
  Donaldson, Lufkin & Jenrette
    Securities Corp.
    5.95................. 11/01/95    50,000     50,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $50,008,264, collateralized
      by $33,359,523 Federal Home
      Loan Mortgage Corporation
      Floating Rate Notes and
      Bonds 6.383% to 8.214% due
      from 03/01/19 to 06/01/30;
      $9,611,072 Federal Home Loan
      Mortgage Corporation Notes
      and Bonds 7.07% to 13.00%
      due from 07/01/99 to
      05/15/22; $10,510,818
      Federal National Mortgage
      Association Floating Rate
      Notes 6.125% to 7.755% due
      from 09/01/17 to 09/01/27;
      $33,601,378 Federal National
      Mortgage Association Notes
      and Bonds 0.00% to 15.317%
      due from 09/01/00 to
      12/25/23. The market value
      is $51,501,891.)

                               FEDCASH PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
REPURCHASE AGREEMENTS (CONTINUED)
  Merrill Lynch & Co., Inc.
    5.90%................ 11/01/95   $30,000   $ 30,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $30,004,917, collateralized
      by $51,967,000 Resolution
      Trust Fund Company Strips
      due from 01/15/02 to
      01/15/05. The market value
      is $30,902,764.)
  PaineWebber Incorporated
    5.93................. 11/01/95    25,500     25,500,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $25,504,200, collateralized
      by $36,210,000 U.S. Treasury
      Strips 7.75% to 8.00% due
      from 02/15/01 to 08/15/01.
      The market value is
      $26,011,587.)
                                               ------------
        Total...............................    105,500,000
                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $358,333,757*)............     99.9%    358,333,757
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................       0.1        271,402
                                      ------   ------------
NET ASSETS (equivalent to $1.00
  per share based on 356,679,113
  FedCash and 2,006,078 FedCash
  Dollar shares of beneficial
  interest outstanding)...........    100.0%   $358,605,159
                                      ------   ------------
                                      ------   ------------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($358,605,159 / 358,685,191)..............          $1.00
                                                      -----
                                                      -----

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as
  of October 31, 1995, and the maturity date shown is the
  date the principal amount can be recovered upon demand or
  put.
------------------------------------------------------

                                    FEDCASH
                         Maturity Schedule of Portfolio
                                October 31, 1995

       MATURITY
        PERIOD            PAR          PERCENTAGE
    -------------     ------------     ----------
        1- 30 Days    $276,645,000        77.1%
       31- 60 Days      10,000,000         2.8
       61- 90 Days      15,000,000         4.2
       91-120 Days      19,350,000         5.4
      121-150 Days       5,000,000         1.4
     Over 150 Days      32,955,000         9.1

           Average Weighted Maturity--39 days
------------------------------------------------------

                See accompanying notes to financial statements.

                                T-CASH PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1995
--------------------------------------------------------------------------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
U.S. GOVERNMENT OBLIGATIONS--19.2%
  U.S. Treasury Notes
    5.125%............... 03/31/96   $10,000   $  9,949,624
    5.50................. 04/30/96    10,000      9,988,050
    7.625................ 04/30/96    10,000     10,075,251
    7.375................ 05/15/96    20,000     20,171,289
    7.25................. 08/31/96    10,000     10,114,761
                                               ------------
      Total.................................     60,298,975
                                               ------------
REPURCHASE AGREEMENTS--81.0%
  Aubrey G. Lanston & Co., Inc.
    5.90................. 11/01/95    15,000     15,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $15,002,458, collateralized
      by $14,905,000 U.S. Treasury
      Notes 6.25% due 08/31/00.
      The market value is
      $15,301,473.)
  Donaldson, Lufkin & Jenrette
    Securities Corp.
    5.71................. 11/16/95    30,000     30,000,000
    (Agreement dated 10/17/95 to
      be repurchased at
      $30,142,750, collateralized
      by $23,125,000 U.S. Treasury
      Notes 8.75% due 08/15/20.
      The market value is
      $30,605,938.)
  Goldman, Sachs & Co.
    5.88................. 11/01/95    60,000     60,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $60,009,800, collateralized
      by $61,279,000 U.S. Treasury
      Notes 4.75% due 02/15/97.
      The market value is
      $61,200,304.)
  Hong Kong Shanghai Bank Corp.
    5.85................. 11/01/95    15,000     15,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $15,002,438, collateralized
      by $14,250,000 U.S. Treasury
      Notes 5.625% to 7.625% due
      from 06/15/97 to 02/15/25.
      The market value is
      $15,326,375.)

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
  Lehman Government Securities, Inc.
    5.92%................ 11/01/95   $15,000   $ 15,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $15,002,467, collateralized
      by $14,600,000 U.S. Treasury
      Notes 7.25% due 02/15/98.
      The market value is
      $15,302,302.)
  Merrill Lynch & Co., Inc.
    5.85................. 11/01/95    30,000     30,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $30,004,875, collateralized
      by $29,710,000 U.S. Treasury
      Notes 6.50% to 8.50% due
      from 03/31/97 to 04/30/97.
      The market value is
      $30,600,343.)
  Morgan (J.P.) Securities, Inc.
    5.875................ 11/01/95    15,000     15,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $15,002,448, collateralized
      by $10,365,000 U.S. Treasury
      Bonds 12.00% due 05/15/05.
      The market value is
      $15,301,331.)
  Morgan Stanley & Co.
    5.835................ 11/01/95    28,900     28,900,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $28,904,684, collateralized
      by $28,740,000 U.S. Treasury
      Notes 5.875% due 05/31/96.
      The market value is
      $29,481,633.)
  Smith Barney, Inc.
    5.80................. 11/01/95    15,000     15,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $15,002,417, collateralized
      by $15,470,000 U.S. Treasury
      Bills and Notes 0.00% to
      6.50% due from 03/14/96 to
      05/15/97. The market value
      is $15,314,299.)

                                T-CASH PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
REPURCHASE AGREEMENTS (CONTINUED)
  Swiss Bank Corp.
    5.85%................ 11/01/95   $15,000   $ 15,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $15,002,438, collateralized
      by $9,770,000 U.S. Treasury
      Notes 11.25% due 02/15/15.
      The market value is
      $15,364,302.)
  UBS Securities, Inc.
    5.87................. 11/01/95    15,000     15,000,000
    (Agreement dated 10/31/95 to
      be repurchased at
      $15,002,446, collateralized
      by $14,645,000 U.S. Treasury
      Notes 6.875% due 03/31/00.
      The market value is
      $15,315,741.)
                                               ------------
        Total...............................    253,900,000
                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $314,198,975*)............    100.2%    314,198,975
LIABILITIES IN EXCESS OF OTHER
  ASSETS..........................     (0.2)       (620,811)
                                      ------   ------------

                                                  VALUE
                                               ------------
NET ASSETS (equivalent to $1.00
  per share based on 250,036,829
  T-Cash and 63,535,883 T-Cash
  Dollar shares of beneficial
  interest outstanding)...........    100.0%   $313,578,164
                                      ------   ------------
                                      ------   ------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($313,578,164 / 313,572,712)..............          $1.00
                                                      -----
                                                      -----

---------------
* Cost for federal income tax purposes.
-----------------------------------------------------

                                     T-CASH
                         Maturity Schedule of Portfolio
                                October 31, 1995

      MATURITY
       PERIOD            PAR          PERCENTAGE
    ------------     ------------     ----------
      1- 30 Days     $253,900,000        80.9%
    151-180 Days       60,000,000        19.1

          Average Weighted Maturity--41 Days
-----------------------------------------------------

                See accompanying notes to financial statements.

                          FEDERAL TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1995
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)        VALUE
                        --------   -------    ------------
U.S. AGENCY AND INSTRUMENTALITY
  OBLIGATIONS--100.1%
  Federal Farm Credit Bank
    Discount Notes
    5.60%.............. 11/16/95   $10,000    $  9,976,667
    5.59............... 11/17/95    10,000       9,975,156
    5.60............... 11/21/95    10,000       9,968,888
    5.55............... 11/22/95     5,070       5,053,586
    5.63............... 11/22/95     3,220       3,209,425
    5.65............... 11/22/95     4,000       3,986,817
    5.52............... 11/28/95       935         931,129
    5.63............... 11/28/95     1,545       1,538,477
                                              ------------
                                                44,640,145
                                              ------------
  Federal Farm Credit Bank Notes
    6.10............... 11/01/95     2,700       2,700,000
                                              ------------
  Federal Farm Credit Bank
    Variable Rate Notes+
    5.65............... 11/01/95     5,000       4,994,610
    5.71............... 11/01/95    15,000      14,991,359
                                              ------------
                                                19,985,969
                                              ------------
  Federal Home Loan Bank Discount
    Notes
    5.62............... 11/06/95    15,000      14,988,290
    5.57............... 11/08/95     1,180       1,178,722
    5.60............... 11/14/95    10,000       9,979,778
    5.61............... 11/20/95    15,000      14,955,588
    5.55............... 12/05/95       235         233,768
    5.58............... 01/03/96    10,000       9,902,350
    5.58............... 01/10/96     1,400       1,384,810
    5.52............... 02/12/96     2,310       2,273,517
                                              ------------
                                                54,896,823
                                              ------------
  Federal Home Loan Bank Variable
    Rate Notes+
    5.688.............. 11/02/95    20,000      19,986,824
                                              ------------
  Student Loan Marketing
    Association Variable Rate
    Notes+
    5.62............... 11/07/95     5,000       4,998,092
    5.63............... 11/07/95    16,360      16,368,149
    5.65............... 11/07/95    34,000      33,998,248
    5.67............... 11/07/95    10,000       9,999,447
    5.825.............. 11/07/95     5,000       5,005,827
    5.85............... 11/07/95     5,000       5,011,660
                                              ------------
                                                75,381,423
                                              ------------

                                     PAR
                        MATURITY    (000)        VALUE
                        --------   -------    ------------
  Tennessee Valley Authority
    Discount Notes
    5.61%.............. 11/06/95   $ 5,000    $  4,996,104
    5.56............... 12/01/95     8,000       7,962,933
    5.57............... 12/01/95     5,000       4,976,792
    5.58............... 12/08/95     6,000       5,965,590
    5.59............... 12/08/95     5,000       4,971,274
    5.58............... 12/12/95    10,000       9,936,450
    5.58............... 01/18/96    10,000       9,879,100
                                              ------------
                                                48,688,243
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $266,279,427*)..........    100.1%     266,279,427
LIABILITIES IN EXCESS OF
  OTHER ASSETS..................     (0.1)        (159,545)
                                    ------    ------------
NET ASSETS (equivalent to $1.00
  per share based on 237,903,787
  Federal Trust and 28,405,007
  Federal Trust Dollar shares of
  beneficial interest
  outstanding)..................    100.0%    $266,119,882
                                    ------    ------------
                                    ------    ------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($266,119,882 / 266,308,794)............           $1.00
                                                     -----
                                                     -----

---------------
* Cost for federal income tax purposes is $266,281,904.
+ Variable Rate Obligations--the rate shown is the rate as
  of October 31, 1995, and the maturity date shown is the
  date the principal amount can be recovered upon demand
  or put.
------------------------------------------------------

                               FEDERAL TRUST FUND
                         Maturity Schedule of Portfolio
                                October 31, 1995

       MATURITY
        PERIOD            PAR          PERCENTAGE
    -------------     ------------     ----------
        1- 30 Days    $209,010,000        78.3%
       31- 60 Days      34,235,000        12.8
       61- 90 Days      21,400,000         8.0
      Over 90 Days       2,310,000         0.9

          Average Weighted Maturity--19 Days
------------------------------------------------------

                See accompanying notes to financial statements.

                         TREASURY TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1995
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT SECURITIES--99.5%
  U.S. Treasury Bills
    5.415%............ 11/02/95   $ 20,000   $   19,996,992
    5.16.............. 11/16/95      6,100        6,086,885
    5.17.............. 11/16/95      4,641        4,631,003
    5.18.............. 11/16/95        100           99,784
    5.19.............. 11/16/95      4,700        4,689,836
    5.21.............. 11/16/95     50,000       49,891,458
    5.24.............. 11/16/95    116,000      115,746,734
    5.425............. 11/16/95     19,462       19,418,008
    5.45.............. 11/16/95      7,445        7,428,094
    5.22.............. 11/24/95     47,986       47,825,967
    5.31.............. 12/07/95      5,000        4,973,450
    5.35.............. 12/07/95     50,000       49,732,500
    5.335............. 01/04/96     50,000       49,525,778
    5.29.............. 01/11/96     35,200       34,832,756
    5.30.............. 01/18/96     50,000       49,425,833
    5.315............. 01/18/96     25,000       24,712,104
    5.30.............. 02/01/96     39,000       38,471,767
    5.44.............. 02/08/96     25,000       24,626,000
    5.445............. 02/08/96     50,000       49,251,312
    5.47.............. 02/08/96     20,000       19,699,150
    5.48.............. 02/08/96     50,000       49,246,500
    5.46.............. 02/15/96     25,000       24,598,083
    5.39.............. 03/07/96     20,000       19,619,706
                                             --------------
                                                714,529,700
                                             --------------
  U.S. Treasury Notes
    5.125............. 11/15/95    167,250      167,220,440
    9.50.............. 11/15/95    103,000      103,148,699
    4.25.............. 11/30/95    143,357      143,218,440
    4.625............. 02/15/96     75,000       74,793,131
    4.625............. 02/29/96     65,000       64,799,721
    7.50.............. 02/29/96     50,000       50,310,820
                                             --------------
                                                603,491,251
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,318,020,951*).......      99.5%   $1,318,020,951
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        0.5        7,084,698
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,101,887,481 Treasury Trust
  and 223,279,080 Treasury
  Trust Dollar shares of
  beneficial interest
  outstanding).................     100.0%   $1,325,105,649
                                    ------   --------------
                                    ------   --------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION
  PRICE PER SHARE ($1,325,105,649 /
  1,325,166,561)..........................            $1.00

---------------
* Cost for federal income tax purposes is $1,318,030,637.
-----------------------------------------------------

                              TREASURY TRUST FUND
                         Maturity Schedule of Portfolio
                                October 31, 1995

      MATURITY
       PERIOD            PAR          PERCENTAGE
    -------------    ------------     ----------
       1- 30 Days    $690,041,000        52.1%
      31- 60 Days      55,000,000         4.2
      61- 90 Days     160,200,000        12.1
     Over 90 Days     419,000,000        31.6

          Average Weighted Maturity--54 Days
-----------------------------------------------------

                See accompanying notes to financial statements.

                        SHORT GOVERNMENT FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1995
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)      VALUE
                             --------   ------   ----------
U.S. TREASURY NOTES--134.8%
    4.25%................... 12/31/95   $  200   $  199,584
    7.50.................... 01/31/97      200      204,548
    8.625................... 08/15/97      215      225,855
    5.875................... 08/15/98      200      200,972
    7.00.................... 04/15/99      200      207,726
                                                 ----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,034,900*).................   134.8%    1,038,685
NET PAYABLE FOR FUND SHARES
  REDEEMED...........................   (36.8)     (283,428)
OTHER ASSETS IN EXCESS OF OTHER
  LIABILITIES........................      2.0       15,199
                                        ------   ----------
NET ASSETS (equivalent to $9.42 per
  share based on 70,974 Short
  Government and 10,855 Short
  Government Dollar shares of
  beneficial interest outstanding)...   100.0%   $  770,456
                                        ------   ----------
                                        ------   ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($770,456 / 81,829).........................        $9.42
---------------
* Cost for federal income tax purposes.
  Net unrealized appreciation for all
    securities is as follows:
  Excess of value over tax cost...............       $3,785
----------------------------------------------------

                             SHORT GOVERNMENT FUND
                         Maturity Schedule of Portfolio
                                October 31, 1995



                    Average Weighted Maturity--1.90 years
             ----------------------------------------------------


                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                            Statements of Operations
                          Year Ended October 31, 1995

                                                                                                         FEDERAL       TREASURY
                                                                                                          TRUST          TRUST
                                             FEDFUND        T-FUND         FEDCASH        T-CASH          FUND           FUND
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           -----------    -----------    -----------    -----------    -----------    -----------
Investment Income:
  Interest income......................... $92,288,610    $74,450,769    $27,553,298    $19,647,085    $16,104,279    $74,485,642
                                           -----------    -----------    -----------    -----------    -----------    -----------
Expenses:
  Investment advisory fee.................   1,992,524      1,620,479        599,169        428,287        353,070      1,680,822
  Administration fee......................   1,992,524      1,620,479        599,169        428,287        353,070      1,680,822
  Trustees' fees and officer's salary.....      29,305         23,784          8,880          6,892          7,257         24,711
  Transfer agent fee......................      99,287         65,092         21,630         24,604         44,229         94,981
  Custodian fee...........................     238,805        212,601        105,672         80,119         68,120        216,801
  Shareholder computer access program.....      38,827         30,809             --             --             --         37,414
  Legal and audit.........................      50,621         41,129         15,326         10,881          8,988         42,670
  Organization expense....................          --             --          5,161          5,208          9,959             --
  Registration fees and expenses..........      24,576         20,069         21,331         15,907         16,232         23,950
  Printing................................       4,737          4,641          5,559          5,934          3,480          7,460
  Other...................................      61,328         74,054         12,591         18,156         19,661         72,107
                                            ----------     ----------     ----------     ----------     ----------     ----------
                                             4,532,534      3,713,137      1,394,488      1,024,275        884,066      3,881,738
  Service Organization fees--Dollar
    shares................................     250,609        193,182         47,937        165,288         47,546        494,620
                                            ----------     ----------     ----------     ----------     ----------     ----------
                                             4,783,143      3,906,319      1,442,425      1,189,563        931,612      4,376,358
  Less fees waived........................  (1,711,611)    (1,418,766)      (551,341)      (420,331)      (384,066)    (1,502,728)
                                            ----------     ----------     ----------     ----------     ----------     ----------
    Total expenses........................   3,071,532      2,487,553        891,084        769,232        547,546      2,873,630
                                            ----------     ----------     ----------     ----------     ----------     ----------
  Net investment income...................  89,217,078     71,963,216     26,662,214     18,877,853     15,556,733     71,612,012
Realized gain (loss) on investments:
  Net realized gain (loss) from security
    transactions..........................     (45,794)        82,827        (22,449)         8,562        (28,332)       207,807
                                            ----------     ----------     ----------     ----------     ----------     ----------
  Net increase in net assets resulting
    from operations....................... $89,171,284    $72,046,043    $26,639,765    $18,886,415    $15,528,401    $71,819,819
                                           ===========    ===========    ===========    ===========    ===========    ===========

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                            Statements of Operations
                          Year Ended October 31, 1995

                                                                                                                         SHORT
                                                                                                                       GOVERNMENT
                                                                                                                          FUND
                                                                                                                       PORTFOLIO
                                                                                                                       ----------
Investment Income:
  Interest income....................................................................................................   $263,818
                                                                                                                        --------
Expenses:
  Investment advisory fee............................................................................................      8,272
  Administration fee.................................................................................................      8,272
  Trustees' fees and officer's salary................................................................................         58
  Transfer agent fee.................................................................................................      2,323
  Custodian fee......................................................................................................      3,931
  Legal and audit....................................................................................................        104
  Registration fees and expenses.....................................................................................     19,579
  Printing...........................................................................................................      2,076
  Other..............................................................................................................      1,690
                                                                                                                        --------
                                                                                                                          46,305
  Service Organization fees--Dollar shares...........................................................................      8,307
                                                                                                                        --------
                                                                                                                          54,612
  Less fees waived and expenses reimbursed...........................................................................    (29,761)
                                                                                                                        --------
    Total expenses...................................................................................................     24,851
                                                                                                                        --------
  Net investment income..............................................................................................   238, 967
                                                                                                                        --------
Realized and unrealized gain (loss) on investments:
  Net realized loss from security transactions.......................................................................     (1,500)
  Change in unrealized appreciation of investments...................................................................     23,568
                                                                                                                        --------
  Net gain on investments............................................................................................     22,068
                                                                                                                        --------
  Net increase in net assets resulting from operations...............................................................   $261,035
                                                                                                                        ========

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                FEDFUND PORTFOLIO                      T-FUND PORTFOLIO
                                                       -----------------------------------    -----------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 1995   OCTOBER 31, 1994    OCTOBER 31, 1995   OCTOBER 31, 1994
                                                       ----------------   ----------------    ----------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income............................  $     89,217,078   $     50,934,062    $     71,963,216   $     42,260,560
    Net gain (loss) on investments...................           (45,794)           (69,818)             82,827             24,931
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase in net assets resulting from
      operations.....................................        89,171,284         50,864,244          72,046,043         42,285,491
                                                       ----------------   ----------------    ----------------   ----------------
  Distributions to shareholders:
    From net investment income:
      FedFund shares.................................       (83,746,687)       (46,624,473)                 --                 --
      FedFund Dollar shares..........................        (5,470,391)        (4,309,589)                 --                 --
      T-Fund shares..................................                --                 --         (67,772,884)       (41,643,869)
      T-Fund Dollar shares...........................                --                 --          (4,190,332)          (616,691)
                                                       ----------------   ----------------    ----------------   ----------------
        Total distributions to shareholders..........       (89,217,078)       (50,934,062)        (71,963,216)       (42,260,560)
                                                       ----------------   ----------------    ----------------   ----------------
  Capital share transactions (at $1 per share):
    Sale of shares...................................    16,892,053,417     20,324,163,439      11,150,517,492     10,514,363,640
    Reinvestment of dividends........................        18,244,413          9,062,973          21,879,407          8,945,390
    Repurchase of shares.............................   (17,013,231,572)   (20,100,673,406)    (10,913,929,463)   (10,863,024,585)
                                                       ----------------   ----------------    ----------------   ----------------
    Increase (decrease) in net assets derived from
      capital share transactions.....................      (102,933,742)       232,553,006         258,467,436       (339,715,555)
                                                       ----------------   ----------------    ----------------   ----------------
        Total increase (decrease) in net assets......      (102,979,536)       232,483,188         258,550,263       (339,690,624)
Net assets:
  Beginning of period................................     1,693,331,497      1,460,848,309       1,035,171,662      1,374,862,286
                                                       ----------------   ----------------    ----------------   ----------------
  End of period......................................  $  1,590,351,961   $  1,693,331,497    $  1,293,721,925   $  1,035,171,662
                                                       ================   ================    ================   ================

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                     FEDCASH                                T-CASH
                                                                    PORTFOLIO                              PORTFOLIO
                                                       -----------------------------------    -----------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 1995   OCTOBER 31, 1994    OCTOBER 31, 1995   OCTOBER 31, 1994
                                                       ----------------   ----------------    ----------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income............................  $    26,662,214    $    23,630,980     $    18,877,853    $    15,543,622
    Net gain (loss) on investments...................          (22,449)            (6,709)              8,562             10,453
                                                       ---------------    ---------------     ---------------    ---------------
    Net increase in net assets resulting from
      operations.....................................       26,639,765         23,624,271          18,886,415         15,554,075
                                                       ---------------    ---------------     ---------------    ---------------
  Distributions to shareholders:
    From net investment income:
      FedCash shares.................................      (25,627,701)       (22,236,307)                 --                 --
      FedCash Dollar shares..........................       (1,034,513)        (1,394,673)                 --                 --
      T-Cash shares..................................               --                 --         (15,329,472)       (11,980,470)
      T-Cash Dollar shares...........................               --                 --          (3,548,381)        (3,563,152)
                                                       ---------------    ---------------     ---------------    ---------------
        Total distributions to shareholders..........      (26,662,214)       (23,630,980)        (18,877,853)       (15,543,622)
                                                       ---------------    ---------------     ---------------    ---------------
  Capital share transactions (at $1 per share):
    Sale of shares...................................    3,928,025,201      6,586,200,619       2,375,887,078      3,494,135,508
    Reinvestment of dividends........................        4,123,020          8,312,109           1,364,407          3,229,181
    Repurchase of shares.............................   (4,225,466,780)    (6,449,348,793)     (2,370,885,047)    (3,775,988,923)
                                                       ---------------    ---------------     ---------------    ---------------
    Increase (decrease) in net assets derived from
      capital share transactions.....................     (293,318,559)       145,163,935           6,366,438       (278,624,234)
                                                       ---------------    ---------------     ---------------    ---------------
        Total increase (decrease) in net assets......     (293,341,008)       145,157,226           6,375,000       (278,613,781)
Net assets:
  Beginning of period................................      651,946,167        506,788,941         307,203,164        585,816,945
                                                       ---------------    ---------------     ---------------    ---------------
  End of period......................................  $   358,605,159    $   651,946,167     $   313,578,164    $   307,203,164
                                                       ===============    ===============     ===============    ===============

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                  FEDERAL TRUST                         TREASURY TRUST
                                                                 FUND PORTFOLIO                         FUND PORTFOLIO
                                                       -----------------------------------    -----------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 1995   OCTOBER 31, 1994    OCTOBER 31, 1995   OCTOBER 31, 1994
                                                       ----------------   ----------------    ----------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income............................  $    15,556,733    $    11,296,421     $    71,612,012    $    48,284,615
    Net gain (loss) on investments...................          (28,332)           (71,784)            207,807           (184,663)
                                                       ---------------    ---------------     ---------------    ---------------
    Net increase in net assets resulting from
      operations.....................................       15,528,401         11,224,637          71,819,819         48,099,952
                                                       ---------------    ---------------     ---------------    ---------------
  Distributions to shareholders:
    From net investment income:
      Federal Trust shares...........................      (14,527,800)       (11,168,689)                 --                 --
      Federal Trust Dollar shares....................       (1,028,933)          (127,732)                 --                 --
      Treasury Trust shares..........................               --                 --         (61,302,514)       (42,229,885)
      Treasury Trust Dollar shares...................               --                 --         (10,309,498)        (6,054,730)
    From net realized gains:
      Treasury Trust shares..........................               --                 --                  --             (6,557)
      Treasury Trust Dollar shares...................               --                 --                  --             (1,220)
                                                       ---------------    ---------------     ---------------    ---------------
        Total distributions to shareholders..........      (15,556,733)       (11,296,421)        (71,612,012)       (48,292,392)
                                                       ---------------    ---------------     ---------------    ---------------
  Capital share transactions (at $1 per share):
    Sale of shares...................................    2,175,257,820      3,224,796,906       6,693,714,678      7,688,786,462
    Reinvestment of dividends........................        3,867,949          2,840,411          20,785,978         11,595,449
    Repurchase of shares.............................   (2,239,024,990)    (3,159,667,718)     (6,588,171,696)    (7,948,238,689)
                                                       ---------------    ---------------     ---------------    ---------------
    Increase (decrease) in net assets derived from
      capital share transactions.....................      (59,899,221)        67,969,599         126,328,960       (247,856,778)
                                                       ---------------    ---------------     ---------------    ---------------
        Total increase (decrease) in net assets......      (59,927,553)        67,897,815         126,536,767       (248,049,218)
Net assets:
  Beginning of period................................      326,047,435        258,149,620       1,198,568,882      1,446,618,100
                                                       ---------------    ---------------     ---------------    ---------------
  End of period......................................  $   266,119,882    $   326,047,435     $ 1,325,105,649    $ 1,198,568,882
                                                       ===============    ===============     ===============    ===============

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                                                             SHORT
                                                                                                          GOVERNMENT
                                                                                                        FUND PORTFOLIO
                                                                                              -----------------------------------
                                                                                                 YEAR ENDED         YEAR ENDED
                                                                                              OCTOBER 31, 1995   OCTOBER 31, 1994
                                                                                              ----------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income...................................................................    $    238,967       $    331,648
    Net gain (loss) on investments..........................................................          22,068           (359,482)
                                                                                                ------------       ------------
    Net increase (decrease) in net assets resulting from operations.........................         261,035            (27,834)
                                                                                                ------------       ------------
  Distributions to shareholders:
    From net investment income:
      Short Government shares...............................................................         (47,448)           (55,662)
      Short Government Dollar shares........................................................        (191,519)          (275,986)
    From net realized gains:
      Short Government shares...............................................................              --            (67,302)
      Short Government Dollar shares........................................................              --           (359,354)
                                                                                                ------------       ------------
        Total distributions to shareholders.................................................        (238,967)          (758,304)
                                                                                                ------------       ------------
  Capital share transactions:
    Sale of shares..........................................................................      28,184,334         22,233,001
    Reinvestment of dividends...............................................................          36,924             70,596
    Repurchase of shares....................................................................     (32,390,468)       (22,716,105)
                                                                                                ------------       ------------
    Decrease in net assets derived from capital share transactions..........................      (4,169,210)          (412,508)
                                                                                                ------------       ------------
        Total decrease in net assets........................................................      (4,147,142)        (1,198,646)
Net assets:
  Beginning of period.......................................................................       4,917,598          6,116,244
                                                                                                ------------       ------------
  End of period.............................................................................    $    770,456       $  4,917,598
                                                                                                ============       ============

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                             FEDFUND SHARES
                                 -----------------------------------------------------------------------
                                                         YEAR ENDED OCTOBER 31,
                                 -----------------------------------------------------------------------
                                    1995           1994           1993           1992           1991
                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................       $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                  ----------     ----------     ----------     ----------     ----------
Income From Investment
  Operations:
  Net Investment Income.......         .0571          .0377          .0308          .0397          .0637
  Net Capital Gains...........            --             --          .0001          .0010             --
                                  ----------     ----------     ----------     ----------     ----------
    Total From Investment
      Operations..............         .0571          .0377          .0309          .0407          .0637
                                  ----------     ----------     ----------     ----------     ----------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......        (.0571)        (.0377)        (.0308)        (.0397)        (.0637)
  Net Capital Gains...........            --             --         (.0001)        (.0010)            --
                                  ----------     ----------     ----------     ----------     ----------
    Total Distributions.......        (.0571)        (.0377)        (.0309)        (.0407)        (.0637)
                                  ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of
  Period......................       $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                  ==========     ==========     ==========     ==========     ==========
Total Return..................          5.86%          3.84%          3.12%          4.15%          6.56%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................    $1,377,175     $1,557,562     $1,290,971     $2,976,954     $1,918,966
Ratio of Expenses to Average
  Daily Net Assets............           .18%(1)        .18%(1)        .20%(1)        .27%           .30%
Ratio of Net Investment Income
  to Average Daily
  Net Assets..................          5.71%          3.76%          3.08%          3.91%          6.36%

                                                      FEDFUND DOLLAR SHARES
                              ---------------------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                              ---------------------------------------------------------------------
                                1995          1994           1993           1992           1991
                              ---------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................  $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                               --------       --------       --------       --------        -------
Income From Investment
  Operations:
  Net Investment Income.......    .0546          .0352          .0283          .0372          .0612
  Net Capital Gains...........       --             --          .0001          .0010             --
                               --------       --------       --------       --------        -------
    Total From Investment
      Operations..............    .0546          .0352          .0284          .0382          .0612
                               --------       --------       --------       --------        -------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......   (.0546)        (.0352)        (.0283)        (.0372)        (.0612)
  Net Capital Gains...........       --             --         (.0001)        (.0010)            --
                               --------       --------       --------       --------        -------
    Total Distributions.......   (.0546)        (.0352)        (.0284)        (.0382)        (.0612)
                               --------       --------       --------       --------        -------
Net Asset Value, End of
  Period......................  $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                               ========       ========       ========       ========        =======
Total Return..................     5.61%          3.59%          2.87%          3.90%          6.31%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)...................... $213,177       $135,769    $   169,877    $   148,363    $    62,842
Ratio of Expenses to Average
  Daily Net Assets............      .43%(1)        .43%(1)        .45%(1)        .52%           .55%
Ratio of Net Investment Income
  to Average Daily
  Net Assets..................     5.46%          3.51%          2.83%          3.66%          6.11%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29%, .30% and .27% for each of the years ended October 31, 1995, 1994, and 1993, respectively, for FedFund shares and .54%, .55% and .52%, for each of the years ended October 31, 1995, 1994 and 1993, respectively, for FedFund Dollar shares.

                 See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                              T-FUND SHARES
                                 -----------------------------------------------------------------------
                                                         YEAR ENDED OCTOBER 31,
                                 -----------------------------------------------------------------------
                                    1995           1994           1993           1992           1991
                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................       $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                  ----------     ----------     ----------     ----------        -------
Income From Investment
  Operations:
  Net Investment Income.......         .0565          .0368          .0303          .0392          .0626
                                  ----------     ----------     ----------     ----------        -------
    Total From Investment
      Operations..............         .0565          .0368          .0303          .0392          .0626
                                  ----------     ----------     ----------     ----------        -------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......        (.0565)        (.0368)        (.0303)        (.0392)        (.0626)
                                  ----------     ----------     ----------     ----------        -------
    Total Distributions.......        (.0565)        (.0368)        (.0303)        (.0392)        (.0626)
                                  ----------     ----------     ----------     ----------        -------
Net Asset Value, End of
  Period......................       $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                  ==========     ==========     ==========     ==========        =======
Total Return..................          5.80%          3.75%          3.07%          3.99%          6.44%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................    $1,211,220     $1,035,172     $1,361,624     $1,327,743     $1,592,750
Ratio of Expenses to Average
  Daily Net Assets............           .18%(1)        .18%(1)        .20%(1)        .28%           .30%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................          5.66%          3.65%          3.03%          3.93%          6.26%

                                                      T-FUND DOLLAR SHARES
                              ---------------------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                              ---------------------------------------------------------------------
                                1995          1994           1993           1992           1991
                              ---------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................  $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                -------        -------        -------        -------        -------
Income From Investment
  Operations:
  Net Investment Income.......    .0540          .0343          .0278          .0367          .0601
                                -------        -------        -------        -------        -------
    Total From Investment
      Operations..............    .0540          .0343          .0278          .0367          .0601
                                -------        -------        -------        -------        -------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......   (.0540)        (.0343)        (.0278)        (.0367)        (.0601)
                                -------        -------        -------        -------        -------
    Total Distributions.......   (.0540)        (.0343)        (.0278)        (.0367)        (.0601)
                                -------        -------        -------        -------        -------
Net Asset Value, End of
  Period......................  $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                =======        =======        =======        =======        =======
Total Return..................     5.55%          3.50%          2.82%          3.74%          6.19%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................  $82,502        $22,195    $    13,328    $     4,915    $    40,372
Ratio of Expenses to Average
  Daily Net Assets............      .43%(1)        .43%(1)        .45%(1)        .53%           .55%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................     5.41%          3.40%          2.78%          3.68%          6.01%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been .29%, .29% and .28%, respectively, for each of the years ended October 31, 1995, 1994 and 1993 for T-Fund Shares and .54%, .54% and .53%, respectively, for each of the years ended October 31, 1995, 1994 and 1993 for T-Fund Dollar shares.

                 See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                             FEDCASH SHARES
                                 -----------------------------------------------------------------------
                                                                                               MAY 21,
                                                                                                1991(3)
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         TO
                                 OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                    1995           1994           1993           1992           1991
                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                   --------       --------       --------       --------       --------
Income From Investment
  Operations:
  Net Investment Income.......        .0569          .0382          .0316          .0433          .0266
  Net Capital Gains...........           --             --             --          .0012             --
                                   --------       --------       --------       --------       --------
    Total From Investment
      Operations..............        .0569          .0382          .0316          .0445          .0266
                                   --------       --------       --------       --------       --------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......       (.0569)        (.0382)        (.0316)        (.0433)        (.0266)
  Net Capital Gains...........           --             --             --         (.0012)            --
                                   --------       --------       --------       --------       --------
    Total Distributions.......       (.0569)        (.0382)        (.0316)        (.0445)        (.0266)
                                   --------       --------       --------       --------       --------
Net Asset Value, End of
  Period......................      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                   ========       ========       ========       ========       ========
Total Return..................         5.85%          3.89%          3.20%          4.54%          2.69%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   $  356,602     $  629,209     $  447,942     $  717,978     $  290,558
Ratio of Expenses to Average
  Daily Net Assets(1).........          .18%           .12%           .10%           .07%           .00%(2)
Ratio of Net Investment Income
  to Average Daily
  Net Assets..................         5.67%          3.80%          3.16%          3.99%          5.80%(2)

                                               FEDCASH DOLLAR SHARES
                                                                            DECEMBER
                                                                               13,
                                                                              1991(4)
                              YEAR ENDED     YEAR ENDED     YEAR ENDED         TO
                              OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                 1995           1994           1993           1992
                              -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................   $  1.00        $  1.00        $  1.00       $  1.00
                                 -------        -------        -------       -------
Income From Investment
  Operations:
  Net Investment Income.......     .0544          .0357          .0291         .0349
  Net Capital Gains...........        --             --             --         .0012
                                 -------        -------        -------       -------
    Total From Investment
      Operations..............     .0544          .0357          .0291         .0361
                                 -------        -------        -------       -------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......    (.0544)        (.0357)        (.0291)       (.0349)
  Net Capital Gains...........        --             --             --        (.0012)
                                 -------        -------        -------       -------
    Total Distributions.......    (.0544)        (.0357)        (.0291)       (.0361)
                                 -------        -------        -------       -------
Net Asset Value, End of
  Period......................   $  1.00        $  1.00        $  1.00       $  1.00
                                 =======        =======        =======       =======
Total Return..................      5.60%          3.64%          2.95%         3.67%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................    $2,003     $   22,737     $   58,847     $  53,813
Ratio of Expenses to Average
  Daily Net Assets(1).........       .43%           .37%           .35%          .32%(2)
Ratio of Net Investment Income
  to Average Daily
  Net Assets..................      5.42%          3.55%          2.91%         3.66%(2)

---------------
(1) Without the waiver of advisory and administration fees and without expense reimbursements, the ratio of expenses to average daily net assets for FedCash shares would have been .30%, .29%, .28% and .29%, respectively, for each of the years ended October 31, 1995, 1994, 1993 and 1992, and .39% (annualized) for the period ended October 31, 1991, and for FedCash Dollar shares would have been .55%, .54% and .54%, respectively for each of the years ended October 31, 1995, 1994, and 1993, and .54% (annualized) for the period ended October 31, 1992.
(2) Annualized.
(3) Commencement of operations.
(4) First issuance of shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                              T-CASH SHARES
                                 -----------------------------------------------------------------------
                                                                                               JUNE 5,
                                                                                                1991(3)
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         TO
                                 OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                    1995           1994           1993           1992           1991
                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                   --------       --------       --------       --------       --------
Income From Investment
  Operations:
  Net Investment Income.......        .0565          .0371          .0311          .0406          .0235
                                   --------       --------       --------       --------       --------
    Total From Investment
      Operations..............        .0565          .0371          .0311          .0406          .0235
                                   --------       --------       --------       --------       --------
Less Distributions:
Dividends to
  Shareholders from:
  Net Investment Income.......       (.0565)        (.0371)        (.0311)        (.0406)        (.0235)
                                   --------       --------       --------       --------       --------
    Total Distributions.......       (.0565)        (.0371)        (.0311)        (.0406)        (.0235)
                                   --------       --------       --------       --------       --------
Net Asset Value, End of
  Period......................      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                   ========       ========       ========       ========       ========
Total Return..................         5.80%          3.77%          3.15%          4.13%          2.38%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   $  250,041     $  217,910     $  424,641     $  477,599     $  301,526
Ratio of Expenses to Average
  Daily Net Assets(1).........          .18%           .11%           .10%           .06%           .00%(2)
Ratio of Net Investment Income
  to Average Daily
  Net Assets..................         5.66%          3.58%          3.11%          3.99%          5.70%(2)

                                                T-CASH DOLLAR SHARES
                              --------------------------------------------------------
                                                                            AUGUST 4,
                                                                              1992(4)
                              YEAR ENDED     YEAR ENDED     YEAR ENDED         TO
                              OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                 1995           1994           1993           1992
                              -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................   $  1.00        $  1.00        $  1.00       $  1.00
                                 -------        -------       --------       -------
Income From Investment
  Operations:
  Net Investment Income.......     .0540          .0346          .0286         .0080
                                 -------        -------       --------       -------
    Total From Investment
      Operations..............     .0540          .0346          .0286         .0080
                                 -------        -------       --------       -------
Less Distributions:
Dividends to
  Shareholders from:
  Net Investment Income.......    (.0540)        (.0346)        (.0286)       (.0080)
                                 -------        -------       --------       -------
    Total Distributions.......    (.0540)        (.0346)        (.0286)       (.0080)
                                 -------        -------       --------       -------
Net Asset Value, End of
  Period......................   $  1.00        $  1.00        $  1.00       $  1.00
                                 =======        =======       ========       =======
Total Return..................      5.55%          3.52%          2.90%          .76%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................$   63,537     $   82,293     $  161,176     $  24,261
Ratio of Expenses to Average
  Daily Net Assets(1).........       .43%           .36%           .35%          .35%(2)
Ratio of Net Investment Income
  to Average Daily
  Net Assets..................      5.41%          3.33%          2.86%         3.03%(2)

---------------
(1) Without the waiver of advisory and administration fees and without expense reimbursements, the ratio of expenses to average daily net assets for T-Cash shares would have been .30%, .30%, .29% and .29%, respectively, for each of the years ended October 31, 1995, 1994, 1993 and 1992, and .37% (annualized) for the period ended October 31, 1991, and for T-Cash Dollar shares would have been .55%, .55% and .54% for the years ended October 31, 1995, 1994, and 1993, and .58% (annualized) for the period ended October 31, 1992.
(2) Annualized.
(3) Commencement of operations.
(4) First issuance of shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                          FEDERAL TRUST SHARES
                                 -----------------------------------------------------------------------
                                                                                             DECEMBER 3,
                                    YEAR           YEAR           YEAR           YEAR           1990(3)
                                    ENDED          ENDED          ENDED          ENDED           TO
                                 OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                    1995           1994           1993           1992           1991
                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning
  of Period...................      $  1.00     $     1.00     $     1.00        $  1.00        $  1.00
                                   --------       --------       --------       --------       --------
Income From Investment
  Operations:
  Net Investment Income.......        .0563          .0380          .0302          .0389          .0564
  Net Capital Gains...........           --             --          .0001          .0018             --
                                   --------       --------       --------       --------       --------
  Total From Investment
    Operations................        .0563          .0380          .0303          .0407          .0564
                                   --------       --------       --------       --------       --------
Less Distributions:
Dividends to
  Shareholders from:
  Net Investment Income.......       (.0563)        (.0380)        (.0302)        (.0389)        (.0564)
  Net Capital Gains...........           --             --         (.0001)        (.0018)            --
                                   --------       --------       --------       --------       --------
    Total Distributions.......       (.0563)        (.0380)        (.0303)        (.0407)        (.0564)
                                   --------       --------       --------       --------       --------
Net Asset Value, End of
  Period......................      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                   ========       ========       ========       ========       ========
Total Return..................         5.77%          3.87%          3.06%          4.15%          5.79%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................     $237,718       $317,769       $257,125       $428,365       $184,060
Ratio of Expenses to Average
  Daily Net Assets(1).........          .18%           .18%           .18%           .20%           .12%(2)
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................         5.61%          3.85%          3.02%          3.75%          5.93%(2)

                                                    FEDERAL TRUST DOLLAR SHARES
                              -----------------------------------------------------------------------
                                                                                           DECEMBER
                                                                                              31,
                                 YEAR           YEAR           YEAR           YEAR           1990(4)
                                 ENDED          ENDED          ENDED          ENDED           TO
                              OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                 1995           1994           1993           1992           1991
                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning
  of Period...................   $  1.00        $  1.00        $  1.00        $  1.00       $  1.00
                                 -------        -------        -------        -------       -------
Income From Investment
  Operations:
  Net Investment Income.......     .0538          .0355          .0277          .0364         .0487
  Net Capital Gains...........        --             --          .0001          .0018            --
                                 -------        -------        -------        -------       -------
  Total From Investment
    Operations................     .0538          .0355          .0278          .0382         .0487
                                 -------        -------        -------        -------       -------
Less Distributions:
Dividends to
  Shareholders from:
  Net Investment Income.......    (.0538)        (.0355)        (.0277)        (.0364)       (.0487)
  Net Capital Gains...........        --             --         (.0001)        (.0018)           --
                                 -------        -------        -------        -------       -------
    Total Distributions.......    (.0538)        (.0355)        (.0278)        (.0382)       (.0487)
                                 -------        -------        -------        -------       -------
Net Asset Value, End of
  Period......................   $  1.00        $  1.00        $  1.00        $  1.00       $  1.00
                                 =======        =======        =======        =======       =======
Total Return..................      5.52%          3.62%          2.81%          3.90%         4.98%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   $28,402         $8,278         $1,025         $2,442        $1,681
Ratio of Expenses to Average
  Daily Net Assets(1).........       .43%           .43%           .43%           .45%          .37%(2)
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................      5.36%          3.60%          2.77%          3.50%         5.86%(2)

---------------
(1) Without the waiver of advisory and administration fees and without expense reimbursements, the ratios of expenses to average daily net assets would have been .32%, .31%, .29% and .30%, respectively, for each of the years ended October 31, 1995, 1994, 1993 and 1992 and .39% (annualized) for the period ended October 31, 1991 for Federal Trust shares, and .57%, .56%, .54% and .55%, respectively, for each of the years ended October 31, 1995, 1994, 1993 and 1992, and .64% (annualized) for the period ended October 31, 1991 for Federal Trust Dollar shares.
(2) Annualized.
(3) Commencement of operations.
(4) First issuance of shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                          TREASURY TRUST SHARES
                                 -----------------------------------------------------------------------
                                                         YEAR ENDED OCTOBER 31,
                                 -----------------------------------------------------------------------
                                    1995           1994           1993           1992           1991
                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................       $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                 -----------    -----------    -----------    -----------    -----------
Income From Investment
  Operations:
  Net Investment Income.......         .0545          .0359          .0292          .0380          .0612
                                 -----------    -----------    -----------    -----------    -----------
    Total From Investment
      Operations..............         .0545          .0359          .0292          .0380          .0612
                                 -----------    -----------    -----------    -----------    -----------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......        (.0545)        (.0359)        (.0292)        (.0380)        (.0612)
                                 -----------    -----------    -----------    -----------    -----------
    Total Distributions.......        (.0545)        (.0359)        (.0292)        (.0380)        (.0612)
                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of
  Period......................       $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                  ==========     ==========     ==========     ==========     ==========
Total Return..................          5.59%          3.65%          2.96%          3.85%          6.30%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................    $1,101,834     $1,016,635     $1,188,412     $1,552,207     $1,275,545
Ratio of Expenses to Average
  Daily Net Assets(1).........           .18%           .18%           .18%           .20%           .20%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................          5.45%          3.57%          2.92%          3.78%          6.00%

                                                   TREASURY TRUST DOLLAR SHARES
                              -----------------------------------------------------------------------
                                                      YEAR ENDED OCTOBER 31,
                              -----------------------------------------------------------------------
                                 1995           1994           1993           1992           1991
                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              -----------    -----------    -----------    -----------    -----------
Income From Investment
  Operations:
  Net Investment Income.......      .0520          .0334          .0267          .0355          .0587
                              -----------    -----------    -----------    -----------    -----------
    Total From Investment
      Operations..............      .0520          .0334          .0267          .0355          .0587
                              -----------    -----------    -----------    -----------    -----------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......     (.0520)        (.0334)        (.0267)        (.0355)        (.0587)
                              -----------    -----------    -----------    -----------    -----------
    Total Distributions.......     (.0520)        (.0334)        (.0267)        (.0355)        (.0587)
                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of
  Period......................    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                =========      =========      =========      =========       ========
Total Return..................       5.34%          3.40%          2.71%          3.60%          6.05%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   $223,272       $181,934       $258,206       $218,320        $50,729
Ratio of Expenses to Average
  Daily Net Assets(1).........        .43%           .43%           .43%           .45%           .45%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................       5.20%          3.32%          2.67%          3.53%          5.75%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29%, .29%, .28%, .27% and .32%, respectively, for each of the years ended October 31, 1995, 1994, 1993, 1992 and 1991, for Treasury Trust shares, and .54%, .54%, .53%, .52%
    and .57%, respectively, for each of the years ended October 31, 1995, 1994, 1993, 1992 and 1991 for Treasury Trust Dollar shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                         SHORT GOVERNMENT SHARES
                                                         YEAR ENDED OCTOBER 31,
                                 -----------------------------------------------------------------------
                                    1995           1994           1993           1992           1991
                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................       $  9.28       $  10.47        $ 10.39        $ 10.24        $  9.99
                                 -----------    -----------    -----------    -----------    -----------
Income From Investment
  Operations:
  Net Investment Income.......         .5533          .5032          .0575          .6669          .7597
  Net Realized and Unrealized
    Gain (Loss)
    on Investments............         .1400        (1.0813)         .0800          .1500          .2500
                                 -----------    -----------    -----------    -----------    -----------
    Total From Investment
      Operations..............         .6933         (.5781)         .1375          .8169         1.0097
                                 -----------    -----------    -----------    -----------    -----------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......        (.5533)        (.5032)        (.0575)        (.6669)        (.7597)
  Net Capital Gains...........            --         (.1087)            --             --             --
                                 -----------    -----------    -----------    -----------    -----------
    Total Distributions.......        (.5533)        (.6119)        (.0575)        (.6669)        (.7597)
                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of
  Period......................       $  9.42       $   9.28        $ 10.47        $ 10.39        $ 10.24
                                    ========      =========       ========       ========       ========
Total Return..................          7.69%           .04%          6.46%          8.20%         10.49%
Ratios/Supplemental Data:
Net Assets, End of Period
$(000)........................          $668           $829         $1,061        $10,874        $10,530
Ratio of Expenses to Average
  Daily Net Assets(1).........           .40%           .40%           .40%           .40%           .40%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................          5.84%          5.19%          5.65%          6.44%          7.54%
Portfolio turnover rate.......           718%           362%            66%            27%            31%

                                                  SHORT GOVERNMENT DOLLAR SHARES
                                                      YEAR ENDED OCTOBER 31,
                              -----------------------------------------------------------------------
                                 1995           1994           1993           1992           1991
                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period......................    $  9.28       $  10.47        $ 10.39        $ 10.24        $  9.99
                              -----------    -----------    -----------    -----------    -----------
Income From Investment
  Operations:
  Net Investment Income.......      .5299          .4791          .0549          .6410          .7387
  Net Realized and Unrealized
    Gain (Loss)
    on Investments............      .1400         (.6096)         .0800          .1500          .2500
                              -----------    -----------    -----------    -----------    -----------
    Total From Investment
      Operations..............      .6699         (.1305)         .1349          .7910          .9887
                              -----------    -----------    -----------    -----------    -----------
Less Distributions:
Dividends to Shareholders
  from:
  Net Investment Income.......     (.5299)        (.4791)        (.0549)        (.6410)        (.7387)
  Net Capital Gains...........         --         (.5804)            --             --             --
                              -----------    -----------    -----------    -----------    -----------
    Total Distributions.......     (.5299)       (1.0595)        (.0549)        (.6410)        (.7387)
                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of
  Period......................    $  9.42       $   9.28        $ 10.47        $ 10.39        $ 10.24
                                 ========      =========       ========       ========       ========
Total Return..................       7.44%          (.21%)         6.21%          7.95%         10.24%
Ratios/Supplemental Data:
Net Assets, End of Period
$(000)........................       $102         $4,089         $5,055         $2,780           $295
Ratio of Expenses to Average
  Daily Net Assets(1).........        .65%           .65%           .65%           .65%           .65%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................       5.59%          4.94%          5.40%          5.98%          7.29%
Portfolio turnover rate.......        718%           362%            66%            27%            31%

---------------
(1) Without the waiver of advisory and administration fees and without expense reimbursements, the ratio of expenses to average daily net assets for Short Government shares would have been 1.15%, .86%, .75%, .67% and .68%, respectively, for each of the years ended October 31, 1995, 1994, 1993, 1992 and 1991. For Short Government Dollar shares, the ratio of expenses to average daily net assets would have been 1.40%, 1.11%, 1.00%, .92% and .93%, respectively, for each of the years ended October 31, 1995, 1994, 1993, 1992 and 1991.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Trust for Federal Securities (the Company) was established as a Pennsylvania business trust under a Declaration of Trust originally dated as of May 14, 1975, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of seven separate portfolios, FedFund, T-Fund, FedCash, T-Cash, Federal Trust Fund, Treasury Trust Fund and Short Government Fund. As of December 5, 1995, no Short Government Fund shares were outstanding.

  Each portfolio has two classes of shares, one class being referred to as Dollar Shares. Dollar shares and the other class of shares of each portfolio are identical in all respects, except that Dollar shares are sold to institutions (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar shares.

B. Significant accounting policies are as follows:

  Security Valuation--FedFund, T-Fund, FedCash, T-Cash, Federal Trust Fund and Treasury Trust Fund:

  Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Security Valuation--Short Government Fund:

  Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the mean between the most recent quoted bid and asked prices provided by investment dealers. Other securities and assets for which market quotations are not readily available are valued at their fair value in the best judgment of PNC Institutional Management Corporation under procedures established by and under the supervision of the Company's Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at the time).

  Repurchase Agreements--The Company may purchase, for any portfolio except Federal Trust Fund and Treasury Trust Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued and discount earned, less the amortization of market premium and applicable expenses and, for the Money Market Portfolios, can include net realized gains on portfolio securities. Short Government Fund will distribute net realized capital gains, if any, at least once a year.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative net assets.

  Costs incurred by FedCash, T-Cash, and Federal Trust Fund in connection with their organization, registration and the initial public offering of shares have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date on which the portfolios commenced their investment activities.

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and PNC Institutional Management Corporation (PIMC), an indirect wholly owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-advisor and custodian and PFPC Inc. (PFPC) is the Company's transfer agent.

  Provident Distributors, Inc. (PDI) serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into an Administration Agreement with PFPC and PDI for certain administrative services.

  In return for their advisory and administrative services, the Company pays PIMC and the administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each portfolio as follows:

  FedFund, T-Fund, FedCash, T-Cash, Federal Trust Fund and Treasury Trust Fund (on a combined basis)--.175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and
 .08% of net assets in excess of $7 billion.

  Short Government Fund--.20% of average net assets.

  If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The administrators and PIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization fees) of FedFund, T-Fund, FedCash, T-Cash, Federal Trust Fund, and Treasury Trust Fund do not exceed .18% of their respective average net assets, and with respect to Short Government, .20%. For the year ended October 31, 1995, the administrators and PIMC voluntarily agreed to reimburse expenses, on an equal basis, in the total amount of $13,217 with respect to Short Government Fund. For the year ended October 31, 1995, the administrators and PIMC waived, on an equal basis, a total of $1,711,611 of the administration and advisory fees payable to them with respect to FundFund, $1,418,766 with respect to T-Fund, $551,341 with respect to FedCash, $420,331 with respect to T-Cash, $384,066 with respect to Federal Trust Fund, $1,502,728 with respect to Treasury Trust Fund and $16,544 with respect to Short Government Fund.

  Service Organization fees of $511,092 were paid to affiliates of PNC Bank for the year ended October 31, 1995.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

    Transactions in shares of the Company are summarized as follows:

                                                                               FEDFUND PORTFOLIO
                                                                      ------------------------------------
                                                                         YEAR ENDED          YEAR ENDED
                                                                      OCTOBER 31, 1995    OCTOBER 31, 1994
                                                                      ----------------    ----------------
Shares sold:
    FedFund........................................................     11,897,165,860      13,216,424,487
    FedFund Dollar.................................................      4,994,887,557       7,107,738,952
Shares issued in reinvestment of dividends:
    FedFund........................................................         14,676,714           6,637,408
    FedFund Dollar.................................................          3,567,699           2,425,565
Shares repurchased:
    FedFund........................................................    (12,092,201,363)    (12,956,407,780)
    FedFund Dollar.................................................     (4,921,030,209)     (7,144,265,626)
                                                                      ----------------    ----------------
       Net increase (decrease) in shares...........................       (102,933,742)        232,553,006
                                                                      ================    ================

                                                                              T-FUND PORTFOLIO
                                                                    ------------------------------------
                                                                       YEAR ENDED          YEAR ENDED
                                                                    OCTOBER 31, 1995    OCTOBER 31, 1994
                                                                    ----------------    ----------------
Shares sold:
    T-Fund.......................................................     10,751,797,471      10,373,466,042
    T-Fund Dollar................................................        398,720,021         140,897,598
Shares issued in reinvestment of dividends:
    T-Fund.......................................................         21,795,447           8,928,181
    T-Fund Dollar................................................             83,960              17,209
Shares repurchased:
    T-Fund.......................................................    (10,575,430,244)    (10,731,065,139)
    T-Fund Dollar................................................       (338,499,219)       (131,959,446)
                                                                    ----------------    ----------------
       Net increase (decrease) in shares.........................        258,467,436        (339,715,555)
                                                                    ================    ================

                                                                               FEDCASH PORTFOLIO
                                                                      -----------------------------------
                                                                                            YEAR ENDED
                                                                         YEAR ENDED         OCTOBER 31,
                                                                      OCTOBER 31, 1995         1994
                                                                      ----------------    ---------------
Shares sold:
    FedCash........................................................      3,809,797,012      6,271,269,784
    FedCash Dollar.................................................        118,228,189        314,930,835
Shares issued in reinvestment of dividends:
    FedCash........................................................          4,123,020          8,312,109
    FedCash Dollar.................................................                 --                 --
Shares repurchased:
    FedCash........................................................     (4,086,502,161)    (6,098,307,231)
    FedCash Dollar.................................................       (138,964,619)      (351,041,562)
                                                                        --------------     --------------
       Net increase (decrease) in shares...........................       (293,318,559)       145,163,935
                                                                        ==============     ==============

                                                                               T-CASH PORTFOLIO
                                                                      -----------------------------------
                                                                                            YEAR ENDED
                                                                         YEAR ENDED         OCTOBER 31,
                                                                      OCTOBER 31, 1995         1994
                                                                      ----------------    ---------------
Shares sold:
    T-Cash.........................................................      2,011,840,549      3,078,794,751
    T-Cash Dollar..................................................        364,046,529        415,340,757
Shares issued in reinvestment of dividends:
    T-Cash.........................................................            836,664          2,866,836
    T-Cash Dollar..................................................            527,743            362,345
Shares repurchased:
    T-Cash.........................................................     (1,980,555,519)    (3,288,400,674)
    T-Cash Dollar..................................................       (390,329,528)      (487,588,249)
                                                                        --------------     --------------
       Net increase (decrease) in shares...........................          6,366,438       (278,624,234)
                                                                        ==============     ==============

                                                                          FEDERAL TRUST FUND PORTFOLIO
                                                                      ------------------------------------
                                                                         YEAR ENDED          YEAR ENDED
                                                                      OCTOBER 31, 1995    OCTOBER 31, 1994
                                                                      ----------------    ----------------
Shares sold:
    Federal Trust..................................................      2,021,718,870       3,188,210,343
    Federal Trust Dollar...........................................        153,538,950          36,586,563
Shares issued in reinvestment of dividends:
    Federal Trust..................................................          3,762,129           2,838,942
    Federal Trust Dollar...........................................            105,820               1,469
Shares repurchased:
    Federal Trust..................................................     (2,105,505,257)     (3,130,334,569)
    Federal Trust Dollar...........................................       (133,519,733)        (29,333,149)
                                                                       ---------------     ---------------
       Net increase (decrease) in shares...........................        (59,899,221)         67,969,599
                                                                       ===============     ===============

                                                                         TREASURY TRUST FUND PORTFOLIO
                                                                      ------------------------------------
                                                                         YEAR ENDED          YEAR ENDED
                                                                      OCTOBER 31, 1995    OCTOBER 31, 1994
                                                                      ----------------    ----------------
Shares sold:
    Treasury Trust.................................................      6,141,999,392       7,214,439,647
    Treasury Trust Dollar..........................................        551,715,286         474,346,815
Shares issued in reinvestment of dividends:
    Treasury Trust.................................................         12,182,325           7,153,403
    Treasury Trust Dollar..........................................          8,603,653           4,442,046
Shares repurchased:
    Treasury Trust.................................................     (6,069,160,791)     (7,393,205,005)
    Treasury Trust Dollar..........................................       (519,010,905)       (555,033,684)
                                                                       ---------------     ---------------
       Net increase (decrease) in shares...........................        126,328,960        (247,856,778)
                                                                       ===============     ===============

                                                                       SHORT GOVERNMENT
                                                                        FUND PORTFOLIO
                                                  ----------------------------------------------------------
                                                          YEAR ENDED                     YEAR ENDED
                                                       OCTOBER 31, 1995               OCTOBER 31, 1994
                                                  ---------------------------    ---------------------------
                                                    SHARES          VALUE          SHARES          VALUE
                                                  -----------    ------------    -----------    ------------
Shares sold:
    Short Government...........................            --    $         --         97,814    $    941,542
    Short Government Dollar....................     3,020,622      28,184,334      2,220,216      21,291,459
Shares issued in reinvestment of dividends:
    Short Government...........................         3,956          36,924          7,288          70,596
    Short Government Dollar....................            --              --             --              --
Shares repurchased:
    Short Government...........................       (22,293)       (209,597)      (117,136)     (1,118,204)
    Short Government Dollar....................    (3,450,205)    (32,180,871)    (2,262,460)    (21,597,901)
                                                  -----------    ------------    -----------    ------------
       Net decrease in shares..................      (447,920)   $ (4,169,210)       (54,278)   $   (412,508)
                                                  ===========    ============    ===========    ============

E. Purchases and sales of investment securities other than short-term obligations by Short Government Fund, for the year ended October 31, 1995, were $22,395,861 and $24,774,249, respectively.

                   Notes to Financial Statements (Concluded)

F. At October 31, 1995, net assets consisted of:

                                                                                         FEDERAL         TREASURY        SHORT
                                                                                          TRUST           TRUST        GOVERNMENT
                          FEDFUND           T-FUND         FEDCASH         T-CASH          FUND            FUND           FUND
                         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                       --------------   --------------   ------------   ------------   ------------   --------------   ----------
Paid-in Capital....... $1,590,561,551   $1,293,696,008   $358,685,191   $313,572,712   $266,308,794   $1,325,166,561   $ 900,918
Accumulated net
  realized gain (loss)
  on security
  transactions........       (209,590)          25,917        (80,032)         5,452       (188,912)         (60,912)   (134,247)
Net unrealized
  appreciation of
  investments.........             --               --             --             --             --               --       3,785
                       --------------   --------------   ------------   ------------   ------------   --------------    --------
                       $1,590,351,961   $1,293,721,925   $358,605,159   $313,578,164   $266,119,882   $1,325,105,649   $ 770,456
                       ==============   ==============   ============   ============   ============   ==============    ========

G. At October 31, 1995, FedFund, FedCash, Federal Trust, Treasury Trust and Short Government Fund had capital loss carryovers amounting to $209,590, $80,032, $186,435, $51,226, and $134,247 respectively, expiring at various times from 2001 to 2003. The capital loss carryovers are available to offset possible future capital gains of the related portfolios.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Trust for Federal Securities:

     We have audited the accompanying statements of net assets of the seven investment portfolios of Trust for Federal Securities as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the seven investment portfolios of Trust for Federal Securities as of October 31, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 8, 1995

--------------------------------------------------------------------------------

       BOARD OF TRUSTEES
         G. Willing Pepper
           Chairman
         David R. Wilmerding, Jr.
           Vice-Chairman
         Philip E. Coldwell
         Robert R. Fortune
         Rodney D. Johnson
         Anthony M. Santomero

       OFFICERS
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and Treasurer
         W. Bruce McConnel, III
           Secretary

       INVESTMENT ADVISER
         PNC Institutional Management
         Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       CO-ADMINISTRATORS
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

        PROVIDENT DISTRIBUTORS, INC.
         259 Radnor-Chester Road
         Suite 120
         Radnor, PA 19087

       DISTRIBUTOR
         Provident Distributors, Inc.
         259 Radnor-Chester Road
         Suite 120
         Radnor, PA 19087

       TRANSFER AGENT
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for the general information of the shareholders of the Company.
       It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

       PIF-A-003




            FEDFUND
            T-FUND
            FEDCASH
            T-CASH
      FEDERAL TRUST FUND
      TREASURY TRUST FUND
     SHORT GOVERNMENT FUND



     Investment Portfolios
          Offered by
 Trust for Federal Securities



          PROVIDENT
     ------------------
        INSTITUTIONAL
            FUNDS



 Annual Report to Shareholders
       October 31, 1995

--------------------------------------------------------------------------------